Sch1-STATEMENT OF COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (191,082)	$ (83,775)	$ (529,010)
Net unrealized losses on marketable securities	915	527	(894)
Translation adjustment	(63)	97	(49)
Other Comprehensive Income (Loss), Net of Tax	852	624	(943)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(190,230)	(83,151)	(529,953)
Parent [Member]
Net loss	(188,509)	(82,754)	(529,601)
Net unrealized losses on marketable securities	915	527	(894)
Translation adjustment	(63)	97	(49)
Other Comprehensive Income (Loss), Net of Tax	852	624	(943)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (187,657)	$ (82,130)	$ (530,544)